Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Balance Sheet Components
Prepaid expense	$ 401	$ 650
Other current assets	343	242
Total prepaid expenses and other current assets	$ 744	$ 892